SHAREHOLDERS' EQUITY (Narrative) (Details) In Millions, except Per Share data, unless otherwise specified	1 Months Ended
	Apr. 30, 2012	Apr. 22, 2012 USD ($)	Apr. 22, 2012 ILS
Shareholders Equity [Line Items]
Cash dividend declared, amount		$ 2.5	9.4
Cash dividend declared, value per share		$ 0.283	1.065
Cash dividend declared, declaration date	Apr. 22, 2012
Cash dividend declared, record date	May 03, 2012
Cash dividend declared, payment date	May 17, 2012